Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other liabilities
Schedule of other liabilities

	2020	2019
	£m	£m
Lease liabilities (Note 22)	1,698	1,823
Provisions for liabilities and charges	1,852	2,677
Retirement benefit liabilities (Note 5)	121	119
Accruals	990	1,125
Deferred income	361	362
Current tax	63	132
Deferred tax (Note 7)	291	266
Acceptances	272	233
Other liabilities	740	801
	6,388	7,538

Schedule for provisions for liabilities and charges

	Payment	Other	Litigation
	protection	customer	and other
	insurance(1)	redress	regulatory	Other(2)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m
At 1 January	1,156	314	426	781	2,677
Expected credit losses impairment charge	—	—	—	83	83
Currency translation and other movements	—	5	1	(2)	4
Charge to income statement	1	352	120	400	873
Releases to income statement	(277)	(55)	(67)	(178)	(577)
Provisions utilised	(557)	(190)	(115)	(346)	(1,208)
At 31 December	323	426	365	738	1,852

Notes:

(1)	The balance at 31 December 2020 includes provisions held in relation to offers made in 2019 and earlier years of £110 million.
(2)	Materially comprises provisions relating to property closures and restructuring costs.